Offerings	Sep. 26, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Ferguson Enterprises Inc. and Ferguson UK Holdings Limited (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. (3) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3. (4) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01476%
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Ferguson Enterprises Inc. and Ferguson UK Holdings Limited (the ''Registrants'') are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (2) An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. (3) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are not specified as to each class of securities to be registered, pursuant to General Instruction II.E. of Form S-3. (4) The amount registered, proposed maximum offering price per unit and the maximum aggregate offering price are exclusive of accrued interest and accumulated dividends, if any. (5) Ferguson UK Holdings Limited may fully and unconditionally guarantee any series of Debt Securities issued by Ferguson Enterprises Inc. under this registration statement. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee will be paid in respect of such guarantees.